Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2018
Discontinued operations and assets and liabilities held for sale
Schedule of income statement and segment analysis of discontinued operations

	2018	2017	2016
	€m	€m	€m
Revenue	4,648	5,827	6,120
Cost of sales	(2,995)	(4,504)	(4,799)
Gross profit	1,653	1,323	1,321
Selling and distribution expenses	(237)	(276)	(264)
Administrative expenses	(533)	(703)	(634)
Impairment losses (note 4)	—	(4,515)	—
Other income and expense[1]	416	—	—
Operating profit/(loss)	1,299	(4,171)	423
Financing costs	(715)	(909)	(932)
Profit/(loss) before taxation	584	(5,080)	(509)
Income tax (expense)/credit	(308)	973	514
Profit/(loss) after tax of discontinued operations	276	(4,107)	5
Pre-tax loss on the re-measurement of disposal group	(3,170)	—	—
Income tax credit	925	—	—
After tax loss on the re-measurement of disposal group	(2,245)	—	—
(Loss)/profit for the financial year from discontinued operations	(1,969)	(4,107)	5

Schedule of (Loss)/earnings per share from discontinued operations

	2018		2017		2016
	eurocents		eurocents		eurocents
– Basic	(7.09)	c	(14.68)	c	0.02	c
– Diluted	(7.06)	c	(14.68)	c	0.02	c

Schedule of Total comprehensive (expense)/income for the financial year from discontinued operations

	2018	2017	2016
	€m	€m	€m
Attributable to owners of the parent	(1,969)	(4,107)	5

Schedule of assets and liabilities held for sale

	2018	2017
	€m	€m
Non-current assets
Goodwill	—	—
Other intangible assets	5,937	9,214
Property, plant and equipment	2,823	3,462
Deferred tax assets	1,641	1,202
Trade and other receivables	526	694
	10,927	14,572
Current assets
Inventory	—	1
Taxation recoverable	1,219	1,311
Trade and other receivables	936	831
Other investments	11	13
Cash and cash equivalents	727	467
	2,893	2,623
Total assets held for sale	13,820	17,195

Non-current liabilities
Long-term borrowings	(6,687)	(8,024)
Post employment benefits	(14)	(15)
Provisions	(665)	(784)
Trade and other payables	(32)	(39)
	(7,398)	(8,862)
Current liabilities
Short-term borrowings	(1,756)	(1,139)
Provisions	(18)	(25)
Trade and other payables	(1,827)	(1,768)
	(3,601)	(2,932)
Total liabilities held for sale	(10,999)	(11,794)

Note:

1

Total net debt in India at 31 March 2018 was €7,714 million (2017: €8,674 million). This comprised cash of €727 million (2017: €467 million), licence payables classified as debt of €6,418 million (2017: €7,143 million) and €2,025 million (2017: €2,020 million) of other borrowings, together with €2 million (2017: €22 million) of derivative financial instruments reported within Trade and other receivables and Trade and other payables. €345 million (2017: €499 million) of the licence payables classified as debt have been paid in cash. The cash payment is reported in the consolidated statement of cash flows as cash flows from financing activities. Each of the eight legal entities within the Vodafone India Group provide cross guarantees to the lenders in respect of debt contracted by the other entities.